Credit risk from financial instruments (Details) - Credit Concentration Risk [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Maximum credit exposure	$ 22,255,000	$ 22,340,000
Impairment against two specific financial assets	$ 500,000	$ 0	$ 1,000,000